Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 60,376	$ 45,337
Restricted cash	5,333	15,827
Accounts receivable	15,898	27,638
Biological assets	3,531	14,309
Inventory	25,613	59,942
Prepaid expenses and deposits	4,622	9,564
Assets held for sale	2,998
Current assets	118,371	172,617
Non-current assets
Long-term deposits	2,633
Property, plant and equipment	116,928	281,984
Intangible assets	5,063	43,995
Investments	51,876
Goodwill		11,440
Total assets	294,871	510,036
Current liabilities
Accounts payable and accrued liabilities	23,308	58,110
Current portion of long-term debt		177,913
Current portion of lease obligations	409	722
Derivative warrant liabilities	428
Contingent consideration		32,501
Current liabilities	24,145	269,246
Non-current liabilities
Lease obligations	1,031	16,227
Deferred tax liability		3,365
Total liabilities	25,176	288,838
Shareholders’ equity
Share capital	762,046	509,654
Warrants	6,138	27,831
Contributed surplus	59,344	30,192
Contingent consideration	2,279	2,279
Accumulated deficit	(564,565)	(360,338)
Accumulated other comprehensive income		6,866
Total shareholders’ equity	265,242	216,484
Non-controlling interest	4,453	4,714
Total liabilities and shareholders’ equity	$ 294,871	$ 510,036